Consolidated Statements of Operation and Other Comprehensive (Loss)/ Income (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Diluted earnings per ordinary share	$ (12.63)	$ (1.22)	$ 0.03
Diluted weighted average number of ordinary shares outstanding	5,678,081	40,485,912	26,160,270